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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY  10017-2630
                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Wendy Skjerven,          St. Paul, Minnesota,   August 12, 2011
   -------------------------------   --------------------   ---------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   37
                                        --------------------

Form 13F Information Table Value Total:              238,719
                                        --------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.     Form 13F File Number    Name

    01      28-29                   ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------     -----------------    ------------------------------------------

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                           FORM 13F INFORMATION TABLE

NAME OF ISSUER                   TITLE OF CLASS  CUSIP       VALUE       SHARES   SH/  PUT/  INVESTMT OTHER    VOTING AUTHORITY
                                                            (X$1000)    PRN/AMT   PRN  CALL  DSCRETN  MANAGERS SOLE  SHARED    NONE
AT&T INC                         COMM            00206R102        424     13,500  SH         SHARED                     13,500
APPROACH RESOURCES INC           COMM            03834A103        252     11,096  SH         SHARED                     11,096
BAYTEX ENERGY CORP               COMM            07317Q105      1,513     28,800  SH         SHARED                     28,800
BUCKEYE PARTNERS LP              COMM            118230101      1,259     19,500  SH         SHARED                     19,500
CALIX INC                        COMM            13100M509          8        364  SH         SHARED                        364
CANADIAN NATIONAL RAILWAY        COMM            136375102      1,735     22,500  SH         SHARED                     22,500
CANADIAN PACIFIC RAILWAY         COMM            13645T100      1,666     27,700  SH         SHARED                     27,700
CENOVUS ENERGY INC               COMM            15135U109      1,563     43,000  SH         SHARED                     43,000
EL PASO PIPELINE PARTNERS LP     COMM            283702108     10,189    293,200  SH         SHARED                    293,200
ENBRIDGE INC                     COMM            29250N105      1,682     53,700  SH         SHARED                     53,700
ENBRIDGE ENERGY PARTNERS LP      COMM            29250R106     16,821    559,400  SH         SHARED                    559,400
ENTERPRISE PRODUCTS PARTNERS LP  COMM            293792107     33,614    777,916  SH         SHARED                    777,916
GEOMET INC                       COMM            37250U201         26     22,113  SH         SHARED                     22,113
INTERMUNE INC                    COMM            45884X103        543     15,149  SH         SHARED                     15,149
JAZZ PHARMACEUTICALS INC         COMM            472147107         43      1,301  SH         SHARED                      1,301
KINDER MORGAN MANAGEMENT LLC     COMM            49455U100     23,622    360,142  SH         SHARED                    360,142
MAGELLAN MIDSTREAM PARTNERS LP   COMM            559080106     26,018    435,600  SH         SHARED                    435,600
MARKWEST ENERGY PARTNERS LP      COMM            570759100      5,548    115,000  SH         SHARED                    115,000
MAXLINEAR INC - CLASS A          COMM            57776J100         61      6,989  SH         SHARED                      6,989
MOTRICITY INC                    COMM            620107102         35      4,481  SH         SHARED                      4,481
NATL WESTMINSTER BK PLC
 SER C 7.76%                     PREF            638539882      9,448    400,000  SH         SHARED                    400,000
NUSTAR ENERGY LP                 COMM            67058H102      8,157    126,100  SH         SHARED                    126,100
ONEOK PARTNERS LP                COMM            68268N103     18,809    220,500  SH         SHARED                    220,500
PENN WEST PETROLEUM LTD          COMM            707887105        936     42,000  SH         SHARED                     42,000
PLAINS ALL AMER PIPELINE LP      COMM            726503105     22,765    355,700  SH         SHARED                    355,700
PROGRESS ENERGY INC              COMM            743263105      2,280     47,500  SH         SHARED                     47,500
PROVIDENT ENERGY LTD             COMM            74386V100      1,064    123,500  SH         SHARED                    123,500
ROYAL BK OF SCOTLAND PLC PFD
 6.25% SER P                     PREF            780097762      1,319     80,000  SH         SHARED                     80,000
SOUTHERN COMPANY                 COMM            842587107      4,523    112,000  SH         SHARED                    112,000
SPECTRA ENERGY PARTNERS LP       COMM            84756N109      2,068     65,000  SH         SHARED                     65,000
SUNCOR ENERGY INC                COMM            867224107      1,570     41,600  SH         SHARED                     41,600
SUNOCO LOGISTICS PARTNERS LP     COMM            86764L108      7,237     84,000  SH         SHARED                     84,000
TECK RESOURCES LTD CLASS B       COMM            878742204        970     19,800  SH         SHARED                     19,800
TRANSCANADA CORP                 COMM            89353D107      1,633     38,600  SH         SHARED                     38,600
VERIZON COMMUNICATIONS INC       COMM            92343V104      1,042     28,000  SH         SHARED                     28,000
XCEL ENERGY INC                  COMM            98389B100      4,666    192,000  SH         SHARED                    192,000
ALTERRA CAPITAL HOLDINGS LTD     COMM            G0229R108     23,612  1,058,833  SH         SHARED                  1,058,833